FAIR VALUE MEASUREMENT (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing deposits | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	$ 431	$ 277
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	(141)	86
Transfers into Level 3, liabilities	213
Transfers out of Level 3, liabilities	(36)
Transfers into and/or out of Level 3, liabilities		(72)
Issuance, liability	268	325
Settlements, liability	(231)	(13)
Balance at end of period, liability	786	431
Unrealized gains (losses) still held, liabilities	(414)	(76)
Federal funds purchased and securities loaned or sold under agreements to repurchase | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	1,061	1,261
Net realized/unrealized gains (losses) included in principal transactions, liabilities	(64)	(22)
Transfers out of Level 3, liabilities	(14)
Transfers into and/or out of Level 3, liabilities		45
Sales, liability	(179)	(117)
Settlements, liability	(91)	(150)
Balance at end of period, liability	841	1,061
Unrealized gains (losses) still held, liabilities	43	(64)
Trading account liabilities | Securities sold, not yet purchased | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	412	187
Net realized/unrealized gains (losses) included in principal transactions, liabilities	(1)	48
Transfers into Level 3, liabilities	294
Transfers out of Level 3, liabilities	(47)
Transfers into and/or out of Level 3, liabilities		438
Sales, liability	216	413
Settlements, liability	(511)	(578)
Balance at end of period, liability	365	412
Unrealized gains (losses) still held, liabilities	(42)	42
Short-term borrowings | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	499	802
Net realized/unrealized gains (losses) included in principal transactions, liabilities	(108)	190
Transfers into Level 3, liabilities	47
Transfers out of Level 3, liabilities	(20)
Transfers into and/or out of Level 3, liabilities		(220)
Issuance, liability	268	551
Settlements, liability	(790)	(444)
Balance at end of period, liability	112	499
Unrealized gains (losses) still held, liabilities	(57)	39
Long-term debt | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	6,904	8,494
Net realized/unrealized gains (losses) included in principal transactions, liabilities	98	160
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	119	266
Transfers into Level 3, liabilities	2,548
Transfers out of Level 3, liabilities	(2,694)
Transfers into and/or out of Level 3, liabilities		(509)
Issuance, liability	2,480	1,485
Settlements, liability	(2,295)	(2,140)
Balance at end of period, liability	6,726	6,904
Unrealized gains (losses) still held, liabilities	(688)	(225)
Other financial liabilities measured on a recurring basis | Recurring
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	3	19
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	(31)	(19)
Transfers into Level 3, liabilities	2
Transfers out of Level 3, liabilities	(2)
Transfers into and/or out of Level 3, liabilities		7
Purchases, liability	(4)	1
Issuance, liability	6	13
Sales, liability		(1)
Settlements, liability	(12)	(55)
Balance at end of period, liability	24	3
Unrealized gains (losses) still held, liabilities	(13)	(3)
Federal funds sold and securities borrowed or purchased under agreements to resell | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,701	4,911
Net realized/unrealized gains (losses) included in principal transactions, assets	306	90
Transfers into Level 3, assets	540
Transfers out of Level 3, assets	(444)
Transfers into and/or out of Level 3, assets		(300)
Settlements, assets	(60)
Balance at end of period, asset	5,043	4,701
Unrealized gains (losses) still held, assets	317	89
Trading account assets | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	15,792	19,656
Net realized/unrealized gains (losses) included in principal transactions, assets	639	(151)
Transfers into Level 3, assets	4,510
Transfers out of Level 3, assets	(5,240)
Transfers into and/or out of Level 3, assets		2,086
Purchases, assets	17,079	19,408
Issuance, assets	79	73
Sales, assets	(15,794)	(20,247)
Settlements, assets	(3,242)	(5,033)
Balance at end of period, asset	13,823	15,792
Unrealized gains (losses) still held, assets	158	(1,630)
Trading account assets | Mortgage-backed securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,988	3,577
Net realized/unrealized gains (losses) included in principal transactions, assets	210	119
Transfers into Level 3, assets	2,469
Transfers out of Level 3, assets	(1,539)
Transfers into and/or out of Level 3, assets		376
Purchases, assets	3,365	5,245
Issuance, assets	79	73
Sales, assets	(3,177)	(6,157)
Settlements, assets	(146)	(245)
Balance at end of period, asset	4,249	2,988
Unrealized gains (losses) still held, assets	(15)	(39)
Trading account assets | U.S. government-sponsored agency guaranteed | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	861	831
Net realized/unrealized gains (losses) included in principal transactions, assets	38	(62)
Transfers into Level 3, assets	1,294
Transfers out of Level 3, assets	(735)
Transfers into and/or out of Level 3, assets		169
Purchases, assets	657	677
Issuance, assets	79	73
Sales, assets	(735)	(686)
Settlements, assets	(134)	(141)
Balance at end of period, asset	1,325	861
Unrealized gains (losses) still held, assets	(16)	(100)
Trading account assets | Residential | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,509	2,328
Net realized/unrealized gains (losses) included in principal transactions, assets	204	148
Transfers into Level 3, assets	848
Transfers out of Level 3, assets	(499)
Transfers into and/or out of Level 3, assets		(138)
Purchases, assets	1,652	4,150
Sales, assets	(1,897)	(4,901)
Settlements, assets	(12)	(78)
Balance at end of period, asset	1,805	1,509
Unrealized gains (losses) still held, assets	(27)	118
Trading account assets | Commercial | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	618	418
Net realized/unrealized gains (losses) included in principal transactions, assets	(32)	33
Transfers into Level 3, assets	327
Transfers out of Level 3, assets	(305)
Transfers into and/or out of Level 3, assets		345
Purchases, assets	1,056	418
Sales, assets	(545)	(570)
Settlements, assets		(26)
Balance at end of period, asset	1,119	618
Unrealized gains (losses) still held, assets	28	(57)
Trading account assets | U.S. Treasury and federal agency securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3	72
Net realized/unrealized gains (losses) included in principal transactions, assets		9
Transfers into and/or out of Level 3, assets		(45)
Purchases, assets	13	8
Sales, assets	(16)	(41)
Balance at end of period, asset		3
Trading account assets | State and municipal securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	252	208
Net realized/unrealized gains (losses) included in principal transactions, assets	24	67
Transfers into Level 3, assets	19
Transfers out of Level 3, assets	(18)
Transfers into and/or out of Level 3, assets		102
Purchases, assets	61	1,128
Sales, assets	(143)	(1,243)
Settlements, assets		(10)
Balance at end of period, asset	195	252
Unrealized gains (losses) still held, assets	(2)	(35)
Trading account assets | Foreign government | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	521	566
Net realized/unrealized gains (losses) included in principal transactions, assets	25	(33)
Transfers into Level 3, assets	89
Transfers out of Level 3, assets	(875)
Transfers into and/or out of Level 3, assets		(243)
Purchases, assets	960	1,556
Sales, assets	(409)	(797)
Settlements, assets		(528)
Balance at end of period, asset	311	521
Unrealized gains (losses) still held, assets	5	(22)
Trading account assets | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers into Level 3, assets		1,500
Trading account assets | Corporate | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,240	5,004
Net realized/unrealized gains (losses) included in principal transactions, assets	(90)	(60)
Transfers into Level 3, assets	464
Transfers out of Level 3, assets	(558)
Transfers into and/or out of Level 3, assets		1,452
Purchases, assets	2,622	3,272
Sales, assets	(1,942)	(3,864)
Settlements, assets	(1,706)	(2,564)
Balance at end of period, asset	2,030	3,240
Unrealized gains (losses) still held, assets	(28)	(680)
Trading account assets | Equity securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	244	776
Net realized/unrealized gains (losses) included in principal transactions, assets	(25)	(202)
Transfers into Level 3, assets	121
Transfers out of Level 3, assets	(47)
Transfers into and/or out of Level 3, assets		(145)
Purchases, assets	231	191
Sales, assets	(192)	(376)
Settlements, assets	(68)
Balance at end of period, asset	264	244
Unrealized gains (losses) still held, assets	(5)	(143)
Trading account assets | Asset-backed securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	5,801	7,620
Net realized/unrealized gains (losses) included in principal transactions, assets	503	128
Transfers into Level 3, assets	222
Transfers out of Level 3, assets	(114)
Transfers into and/or out of Level 3, assets		606
Purchases, assets	6,873	5,198
Sales, assets	(7,823)	(6,069)
Settlements, assets	(1,009)	(1,682)
Balance at end of period, asset	4,453	5,801
Unrealized gains (losses) still held, assets	(173)	(779)
Trading account assets | Other debt securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,743	1,833
Net realized/unrealized gains (losses) included in principal transactions, assets	(8)	(179)
Transfers into Level 3, assets	1,126
Transfers out of Level 3, assets	(2,089)
Transfers into and/or out of Level 3, assets		(17)
Purchases, assets	2,954	2,810
Sales, assets	(2,092)	(1,700)
Settlements, assets	(313)	(4)
Balance at end of period, asset	2,321	2,743
Unrealized gains (losses) still held, assets	376	68
Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	(779)	(1,432)
Net realized/unrealized gains (losses) included in principal transactions, assets	(1,545)	1,041
Transfers into Level 3, assets	613
Transfers out of Level 3, assets	(153)
Transfers into and/or out of Level 3, assets		1,559
Purchases, assets	1,152	494
Sales, assets	(1,164)	(371)
Settlements, assets	(504)	(2,070)
Balance at end of period, asset	(2,380)	(779)
Unrealized gains (losses) still held, assets	(1,572)	380
Investments: | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	16,797	17,286
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	460	762
Transfers into Level 3, assets	1,564
Transfers out of Level 3, assets	(5,787)
Transfers into and/or out of Level 3, assets		(768)
Purchases, assets	7,352	6,749
Sales, assets	(4,679)	(3,001)
Settlements, assets	(3,800)	(4,231)
Balance at end of period, asset	11,903	16,797
Unrealized gains (losses) still held, assets	312	537
Investments: | Mortgage-backed securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	687	716
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	13	(28)
Transfers into Level 3, assets	1,099
Transfers out of Level 3, assets	(3,759)
Transfers into and/or out of Level 3, assets		(206)
Purchases, assets	3,679	319
Sales, assets	(54)	(113)
Settlements, assets	(2)	(1)
Balance at end of period, asset	1,663	687
Unrealized gains (losses) still held, assets	43	(38)
Investments: | U.S. government-sponsored agency guaranteed | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	679	22
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	7	(22)
Transfers into Level 3, assets	894
Transfers out of Level 3, assets	(3,742)
Transfers into and/or out of Level 3, assets		416
Purchases, assets	3,622	270
Sales, assets		(7)
Settlements, assets	(2)
Balance at end of period, asset	1,458	679
Unrealized gains (losses) still held, assets	43	(38)
Investments: | Residential | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	8	167
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	6	(2)
Transfers into Level 3, assets	205
Transfers out of Level 3, assets	(6)
Transfers into and/or out of Level 3, assets		(109)
Purchases, assets	46	7
Sales, assets	(54)	(54)
Settlements, assets		(1)
Balance at end of period, asset	205	8
Investments: | Commercial | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset		527
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets		(4)
Transfers out of Level 3, assets	(11)
Transfers into and/or out of Level 3, assets		(513)
Purchases, assets	11	42
Sales, assets		(52)
Investments: | U.S. Treasury and federal agency securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	75	17
Transfers into Level 3, assets	75
Transfers out of Level 3, assets	(150)
Transfers into and/or out of Level 3, assets		60
Purchases, assets	12
Sales, assets		(2)
Balance at end of period, asset	12	75
Investments: | State and municipal securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	667	504
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	12	(10)
Transfers into Level 3, assets	129
Transfers out of Level 3, assets	(153)
Transfers into and/or out of Level 3, assets		(59)
Purchases, assets	412	324
Sales, assets	(218)	(92)
Balance at end of period, asset	849	667
Unrealized gains (losses) still held, assets	(20)	(20)
Investments: | Foreign government | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	447	358
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	20	13
Transfers into Level 3, assets	193
Transfers out of Level 3, assets	(297)
Transfers into and/or out of Level 3, assets		(21)
Purchases, assets	519	352
Sales, assets	(387)	(67)
Settlements, assets	(112)	(188)
Balance at end of period, asset	383	447
Unrealized gains (losses) still held, assets	1	6
Investments: | Corporate | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	989	525
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(6)	(106)
Transfers into Level 3, assets	68
Transfers out of Level 3, assets	(698)
Transfers into and/or out of Level 3, assets		199
Purchases, assets	224	732
Sales, assets	(144)	(56)
Settlements, assets	(48)	(305)
Balance at end of period, asset	385	989
Unrealized gains (losses) still held, assets	8	6
Investments: | Equity securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,453	2,055
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	119	(38)
Transfers into and/or out of Level 3, assets		(31)
Sales, assets	(308)	(84)
Settlements, assets	(491)	(449)
Balance at end of period, asset	773	1,453
Unrealized gains (losses) still held, assets	(34)
Investments: | Asset-backed securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,041	5,424
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(98)	43
Transfers out of Level 3, assets	(730)
Transfers into and/or out of Level 3, assets		55
Purchases, assets	930	106
Sales, assets	(77)	(460)
Settlements, assets	(1,846)	(1,127)
Balance at end of period, asset	2,220	4,041
Unrealized gains (losses) still held, assets	1	5
Investments: | Other debt securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	120	727
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(53)	26
Transfers into and/or out of Level 3, assets		121
Purchases, assets	310	35
Sales, assets	(118)	(289)
Settlements, assets	(1)	(500)
Balance at end of period, asset	258	120
Unrealized gains (losses) still held, assets		(2)
Investments: | Non-marketable equity securities | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	8,318	6,960
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	453	862
Transfers into and/or out of Level 3, assets		(886)
Purchases, assets	1,266	4,881
Sales, assets	(3,373)	(1,838)
Settlements, assets	(1,300)	(1,661)
Balance at end of period, asset	5,364	8,318
Unrealized gains (losses) still held, assets	313	580
Loans
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Transfers into Level 3, assets		400
Loans | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,682	3,213
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(34)	(309)
Transfers into Level 3, assets	1,051
Transfers out of Level 3, assets	(185)
Transfers into and/or out of Level 3, assets		425
Purchases, assets	301	250
Issuance, assets	930	2,002
Sales, assets	(251)	(85)
Settlements, assets	(1,563)	(814)
Balance at end of period, asset	4,931	4,682
Unrealized gains (losses) still held, assets	156	(265)
Mortgage servicing rights | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,569	4,554
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(426)	(1,465)
Purchases, assets	2
Issuance, assets	421	408
Sales, assets	(5)	(212)
Settlements, assets	(619)	(716)
Balance at end of period, asset	1,942	2,569
Unrealized gains (losses) still held, assets	(427)	(1,465)
Other financial assets measured on a recurring basis | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,245	2,509
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	366	109
Transfers into Level 3, assets	21
Transfers out of Level 3, assets	(35)
Transfers into and/or out of Level 3, assets		(90)
Purchases, assets	4	57
Issuance, assets	1,700	553
Sales, assets	(50)	(172)
Settlements, assets	(1,799)	(721)
Balance at end of period, asset	2,452	2,245
Unrealized gains (losses) still held, assets	101	112
Interest rate contracts | Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	726	(730)
Net realized/unrealized gains (losses) included in principal transactions, assets	(101)	(242)
Transfers into Level 3, assets	682
Transfers out of Level 3, assets	(438)
Transfers into and/or out of Level 3, assets		1,549
Purchases, assets	311	111
Sales, assets	(194)	(21)
Settlements, assets	(805)	59
Balance at end of period, asset	181	726
Unrealized gains (losses) still held, assets	(298)	52
Foreign exchange contracts | Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	(562)	(336)
Net realized/unrealized gains (losses) included in principal transactions, assets	440	(134)
Transfers into Level 3, assets	(1)
Transfers out of Level 3, assets	25
Transfers into and/or out of Level 3, assets		(62)
Purchases, assets	196	11
Sales, assets	(213)	(3)
Settlements, assets	115	(38)
Balance at end of period, asset		(562)
Unrealized gains (losses) still held, assets	(190)	(100)
Equity contracts | Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	(1,737)	(1,639)
Net realized/unrealized gains (losses) included in principal transactions, assets	326	471
Transfers into Level 3, assets	(34)
Transfers out of Level 3, assets	443
Transfers into and/or out of Level 3, assets		(28)
Purchases, assets	428	362
Sales, assets	(657)	(242)
Settlements, assets	(217)	(661)
Balance at end of period, asset	(1,448)	(1,737)
Unrealized gains (losses) still held, assets	(506)	(1,139)
Commodity and other contracts | Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	(934)	(1,023)
Net realized/unrealized gains (losses) included in principal transactions, assets	145	426
Transfers into Level 3, assets	(66)
Transfers out of Level 3, assets	5
Transfers into and/or out of Level 3, assets		(83)
Purchases, assets	100	2
Sales, assets	(89)	(104)
Settlements, assets	68	(152)
Balance at end of period, asset	(771)	(934)
Unrealized gains (losses) still held, assets	114	(48)
Credit derivatives | Derivatives | Recurring
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,728	2,296
Net realized/unrealized gains (losses) included in principal transactions, assets	(2,355)	520
Transfers into Level 3, assets	32
Transfers out of Level 3, assets	(188)
Transfers into and/or out of Level 3, assets		183
Purchases, assets	117	8
Sales, assets	(11)	(1)
Settlements, assets	335	(1,278)
Balance at end of period, asset	(342)	1,728
Unrealized gains (losses) still held, assets	$ (692)	$ 1,615